Revenue - Major Revenue by Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-Current Assets by Region
Cloud Revenue	€ 21,023	€ 17,141	€ 13,664
Cloud and Software Revenue	32,538	29,830	26,924
Revenue	36,800	34,176	31,207
EMEA
Non-Current Assets by Region
Cloud Revenue	8,876	6,892	5,241
Cloud and Software Revenue	15,013	13,534	12,028
Revenue	17,025	15,575	14,004
Americas
Non-Current Assets by Region
Cloud Revenue	9,075	7,872	6,642
Cloud and Software Revenue	12,744	11,987	10,959
Revenue	14,499	13,808	12,762
APJ
Non-Current Assets by Region
Cloud Revenue	3,072	2,377	1,781
Cloud and Software Revenue	4,781	4,308	3,937
Revenue	€ 5,276	€ 4,793	€ 4,441